Sales and marketing expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sales and marketing expenses
Consulting	$ 439,230	$ 531,810	$ 143,275
Marketing	534,558	461,731	182,723
Salaries	770,067	393,360	305,383
Total sales and marketing expenses	$ 1,743,855	$ 1,386,901	$ 631,381